Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 272	$ 194
Provision for credit losses
Originations	9	9
Maturities	(11)	(8)
Changes in risk, parameters and exposures	48	36
Write-offs	(29)	(18)
Recoveries	5	3
Exchange rate and other	(5)	(4)
Balance at end of period	289	212
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	80	70
Provision for credit losses
Transfers to Stage 1	13	5
Transfers to Stage 2	(4)	(5)
Originations	9	9
Maturities	(6)	(3)
Changes in risk, parameters and exposures	(13)	(5)
Exchange rate and other	1	1
Balance at end of period	80	72
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	86	66
Provision for credit losses
Transfers to Stage 1	(13)	(5)
Transfers to Stage 2	4	5
Transfers to Stage 3	(3)	(2)
Maturities	(5)	(5)
Changes in risk, parameters and exposures	18	15
Balance at end of period	87	74
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	106	58
Provision for credit losses
Transfers to Stage 3	3	2
Changes in risk, parameters and exposures	43	26
Write-offs	(29)	(18)
Recoveries	5	3
Exchange rate and other	(6)	(5)
Balance at end of period	$ 122	$ 66